SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)																										1 Months Ended			3 Months Ended				12 Months Ended
	Jul. 23, 2024	Jul. 08, 2024	Jun. 27, 2024	Apr. 15, 2024	Mar. 15, 2024	Mar. 14, 2024	Feb. 21, 2024	Jan. 31, 2024	Jan. 23, 2024	Jan. 20, 2024	Jan. 19, 2024	Dec. 06, 2023	Dec. 04, 2023	Oct. 01, 2023	Jan. 26, 2023	Jan. 06, 2023	Dec. 06, 2022	Nov. 21, 2022	Oct. 12, 2022	Sep. 28, 2022	Aug. 25, 2022	Jun. 27, 2022	Jun. 17, 2022	Jun. 15, 2022	Jun. 14, 2022	Apr. 30, 2024	Dec. 26, 2023	Jun. 30, 2022	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Sep. 30, 2024	May 18, 2024	May 15, 2024	Sep. 28, 2023	Jan. 31, 2023	Apr. 30, 2022	Feb. 25, 2020
Class of Warrant or Right [Line Items]
Common stock, shares authorized																										300,000,000			300,000,000				300,000,000	300,000,000
Common stock, par value																										$ 0.001			$ 0.001				$ 0.001	$ 0.001
Common stock, shares issued																										1,828,541			1,828,541				1,828,541	16,929
Common stock, shares outstanding																										1,828,541			1,828,541				1,828,541	16,929
Number of common stock, shares issued																															192,226	9,486	1,811,612	11,686
Number of shares issued during the period					$ 220,265	$ 220,265																										$ 10		$ 4,195,000
Stock issued during period, shares, issued for settlement of accounts payable																																3,375
Stock issued during period, shares, issued for settlement																																$ 168
Exercise of warrants, shares																													71		185,408	1,350	472,651
Profit guarantee on note, shares																															4,250	4,819
Warrants granted for services, shares									10,000						8																686
Stock issued for contingent consideration																															$ 99
Reverse stock split																															1,785
Reverse stock split description																									1-for-10 reverse stock split				1-for-10 to 1-for-100		1 for 40 reverse split
Debt conversion of convertible notes, shares																							109,737	5,485
Common stock warrants aggregate amount																										$ 3,712,223			$ 3,712,223				$ 3,712,223	$ 2,344,529
Proceeds from common stock				$ 6,000,000																													$ 17,961,828	8,744,882
Shares issued for acquisition															350			34	2,405									14,960
Shares issued									10,000																	2			2				2
Warrants granted for services																																	$ 295,958	37,086
Derivative expense																																	$ 14,119,784	$ 8,995,962
Warrants granted																																	5,254,438	85,706
Aggregate principal amount							$ 3,197,335.65
Borrowing from notes payable							$ 3,000,000																										$ 3,728,000	$ 2,000,000
Warrants vested																																	4,871,223
Maximum [Member]
Class of Warrant or Right [Line Items]
Common stock, shares authorized																																									300,000,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants granted for services, shares																				38,590													2,500
Warrants to purchase common stock																										473,935			473,935				473,935
Warrants granted for services																																	$ 50,873
Derivative expense																				$ 11,398,589
Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of common stock, shares issued																																		2,584
Number of shares issued during the period																																		$ 3
Warrants granted for services, shares																																	38,499	39
Shares owed to shareholders																										1,828,541			1,828,541				1,828,541	16,929						5,243
Shares issued for acquisition																																	168	3,537
Warrants granted for services																																	$ 38
Common Stock [Member] | Sapir L L C [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction											11,224		224,472
Gameface AI [Member]
Class of Warrant or Right [Line Items]
Number of common stock, shares issued																						748
Midcity Capital Ltd [Member]
Class of Warrant or Right [Line Items]
Number of common stock, shares issued																					1,500
Investor [Member]
Class of Warrant or Right [Line Items]
Number of common stock, shares issued																								1,311
Gabriel Goldman [Member]
Class of Warrant or Right [Line Items]
Warrants granted for services, shares																						32
Officer [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants, exercise price										$ 0.02
Warrants granted										317,514
Warrants term										10 years
Deferred compensation										$ 1,187,500
Securities Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Number of common stock, shares issued																													799,919	909,983
Warrants granted for services, shares					220,265			3.74																					220,265	37,804
Shares owed to shareholders								3																						3
Shares, issued for settlements								128,375																		579,584			579,584	128,375			579,584
Cashless exercises of warrants																														2,145,661
Net proceeds																				$ 4,549,882
Number of shares to be issued											349,530
Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Number of common stock, shares issued											349,530
Warrants to purchase common stock											3,775,470
Warrants, exercise price											$ 0.0002
Net proceeds																										$ 18,877,350
Shares issued price per share											$ 0.40
Common stock warrants aggregate amount											16,500,000
Warrants issued											3,775,470
Securities Purchase Agreement [Member] | Investor [Member]
Class of Warrant or Right [Line Items]
Common stock, par value																				$ 312
Number of common stock, shares issued											116,510									1,274
Warrants to purchase common stock											1,258,490									14,753
Warrant, per share																				$ 311.92
Common stock warrants aggregate amount																				$ 5,000,000.0
Warrants, exercise price																				$ 0.008											$ 70.92								$ 176.80
Proceeds from common stock																				$ 4,549,882
Securities Purchase Agreement [Member] | Investor [Member] | Pre Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, par value											$ 0.40
Warrants to purchase common stock											1,258,490
Common stock warrants aggregate amount											$ 16,500,000
Warrants, exercise price											$ 0.0002
Securities Purchase Agreement [Member] | Investor [Member] | 5-Year Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, par value																				$ 312
Warrants to purchase common stock																				16,026
Securities Purchase Agreement [Member] | Investor [Member] | 7-Year Warrants [Member]
Class of Warrant or Right [Line Items]
Number of common stock, shares issued																				32,052
Securities Purchase Agreement [Member] | Investor [Member] | 7.5 -Year Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, par value																				$ 344
Warrants to purchase common stock																				32,052
Securities Purchase Agreement [Member] | January Two Thousand Twenty Four Investors [Member]
Class of Warrant or Right [Line Items]
Number of common stock, shares issued											116,510
Warrants to purchase common stock											1,258,490
Securities Purchase Agreement [Member] | Investor [Member]
Class of Warrant or Right [Line Items]
Number of common stock, shares issued																														598,141
Amended Loan Agreement [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants granted for services, shares														846
Inducement Letter [Member]
Class of Warrant or Right [Line Items]
Common stock issuable exercise of warrant																22,625				155,479							70,508
Common stock warrants aggregate amount												248,611
Inducement Letter [Member] | September Two Thousand Twenty Two Five Year Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants, exercise price																				$ 709.20
Common stock issuable exercise of warrant																2,263				15,548
Inducement Letter [Member] | September Two Thousand Twenty Two Seven And Half Year Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants, exercise price																				$ 70.92																		$ 3,709.20
Inducement Letter [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase common stock																	248,611
Inducement Letter [Member] | Warrant [Member] | September Two Thousand Twenty Two Five Year Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants, exercise price																				$ 35.46
Inducement Letter [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock, par value												$ 0.001
Warrants to purchase common stock												24,862
Common stock issuable exercise of warrant																				7,051
Inducement Letter [Member] | December Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase common stock																	497,221
Warrants, exercise price												$ 5.88					$ 5.88
Net proceeds												$ 1,461,827.68					$ 1,461,827.68
Common stock warrants aggregate amount												497,221
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member]
Class of Warrant or Right [Line Items]
Shares issued price per share																$ 4.42
Borrowing from notes payable																$ 600,000
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Notes [Member]
Class of Warrant or Right [Line Items]
Borrowing from notes payable																$ 1,400,000
Share price																$ 176.80
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Aggregate principal amount																$ 2,000,000
Common stock exercisable, shares																90,498
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Common stock, shares authorized																																			1,000,000,000
Number of common stock, shares issued	10
Reverse stock split		110,665
Reverse stock split description		1-20 reverse split	1-20 reverse stock split
Warrants, exercise price																																				$ 3.20	$ 3.20
Shares issued price per share			$ 8.31
Subsequent Event [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Common stock, shares authorized			1,000,000,000																																	1,000,000,000